Basis of preparation - Cost of revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Interest expense from financial services and write-downs of assets included in cost of revenue	€ 563	€ 289	€ 68
Decrease in assets sold with buy-back commitment related in cost of revenue	€ 82	€ 31	€ 227